Debt, Net - Components of recorded interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 1,394	$ 1,972
Other interest expense	53	40
Capitalized interest	(654)	(1,831)
Total interest expense, debt	20,593	43,458
Sprott Credit Agreement
Debt Instrument [Line Items]
Interest expense, debt	10,997	6,009
Subordinated Notes
Debt Instrument [Line Items]
Interest expense, debt	$ 8,803	4,797
2.0 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt		12,902
1.5 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt		8,635
1.25 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt		6,218
First Lien Agreement
Debt Instrument [Line Items]
Interest expense, debt		4,575
Promissory Note
Debt Instrument [Line Items]
Interest expense, debt		$ 141